Related party balances and transactions - Purchase and Payables (Details) ¥ in Thousands, $ in Thousands		1 Months Ended		12 Months Ended
	Nov. 30, 2022 CNY (¥)	Jul. 31, 2023 CNY (¥)	Jun. 30, 2023 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Related party balances and transactions
Interest expense				¥ 69,906	$ 9,577	¥ 256,081	¥ 283,731
Proceeds from related party loans				3,000,000	410,998		7,800,000
Repayment of loan				4,100,000	$ 561,698	5,375,727	3,090,676
Outstanding balance				414,480
Related party
Related party balances and transactions
Interest expense				36,673		176,004	199,411
Shareholder of the Company | Geely Holding
Related party balances and transactions
Interest expense						2,926	11,976
Subsidiaries of Geely Holding
Related party balances and transactions
Interest expense				36,673		169,636	187,435
Subsidiaries of Geely Auto
Related party balances and transactions
Interest expense						2,680
Equity Investees of the Group
Related party balances and transactions
Interest expense						762
Purchase of vehicles and vehicle related parts
Related party balances and transactions
Purchases				11,833,393		11,970,679
Purchase of vehicles and vehicle related parts | Related party
Related party balances and transactions
Purchases				47,237,051		29,943,094	18,801,669
Purchase of vehicles and vehicle related parts | Subsidiaries of Geely Holding
Related party balances and transactions
Purchases				44,179,420		25,550,683	18,605,099
Purchase of vehicles and vehicle related parts | Affiliates of Geely Auto
Related party balances and transactions
Purchases				1,964,618		4,244,910
Purchase of vehicles and vehicle related parts | Subsidiaries of Geely Auto
Related party balances and transactions
Purchases				938,462
Purchase of vehicles and vehicle related parts | Equity Investees of the Group
Related party balances and transactions
Purchases				154,551		147,501	196,570
Purchase of batteries and other components related | Related party
Related party balances and transactions
Purchases				4,463,984		3,529,146
Purchase of batteries and other components related | Subsidiaries of Geely Holding
Related party balances and transactions
Purchases				4,398,658		3,214,878
Purchase of batteries and other components related | Affiliates of Geely Holding
Related party balances and transactions
Purchases						273,875
Purchase of batteries and other components related | Subsidiaries of Geely Auto
Related party balances and transactions
Purchases				410		13,190
Purchase of batteries and other components related | Equity Investees of the Group
Related party balances and transactions
Purchases				64,881		21,292
Purchase of batteries and other components related | Affiliates of entity controlled by ultimate shareholders
Related party balances and transactions
Purchases				35		5,911
Purchase of property and equipment and intangible assets | Related party
Related party balances and transactions
Purchases				116,622		140,924	121,274
Purchase of property and equipment and intangible assets | Shareholder of the Company | Geely Holding
Related party balances and transactions
Purchases							4
Purchase of property and equipment and intangible assets | Subsidiaries of Geely Holding
Related party balances and transactions
Purchases				72,019		63,810	76,093
Purchase of property and equipment and intangible assets | Affiliates of Geely Auto
Related party balances and transactions
Purchases				10		10	261
Purchase of property and equipment and intangible assets | Affiliates of Geely Holding
Related party balances and transactions
Purchases				1,417		13,086
Purchase of property and equipment and intangible assets | Subsidiaries of Geely Auto
Related party balances and transactions
Purchases				18,319		26,458	19,950
Purchase of property and equipment and intangible assets | Equity Investees of the Group
Related party balances and transactions
Purchases				4,679		9,026	14,486
Purchase of property and equipment and intangible assets | Entity controlled by ultimate shareholders
Related party balances and transactions
Purchases				20,178		28,534	10,480
Purchase of services | Geely Holding
Related party balances and transactions
Purchases				12,133		8,356	946
Purchase of services | Related party
Related party balances and transactions
Purchases				3,599,126		3,265,961	3,076,415
Purchase of services | Subsidiaries of Geely Holding
Related party balances and transactions
Purchases				902,192		2,744,748	2,456,325
Purchase of services | Geely Auto
Related party balances and transactions
Purchases				1,487
Purchase of services | Affiliates of Geely Auto
Related party balances and transactions
Purchases				193,391		110,180	48,210
Purchase of services | Affiliates of Geely Holding
Related party balances and transactions
Purchases				22,739			2,851
Purchase of services | Subsidiaries of Geely Auto
Related party balances and transactions
Purchases				1,383,233		224,795	485,390
Purchase of services | Equity Investees of the Group
Related party balances and transactions
Purchases				182,319		27,559	3,041
Purchase of services | Entity controlled by ultimate shareholders
Related party balances and transactions
Purchases				396,737		121,001	78,933
Purchase of services | Affiliates of entity controlled by ultimate shareholders
Related party balances and transactions
Purchases				504,895		29,322	¥ 719
Transactions relating to operating activities | Geely Holding
Related party balances and transactions
Amounts due to related parties				5,790		4,417
Transactions relating to operating activities | Related party
Related party balances and transactions
Amounts due to related parties				14,465,401		16,337,578
Transactions relating to operating activities | Subsidiaries of Geely Holding
Related party balances and transactions
Amounts due to related parties				12,948,159		13,569,206
Transactions relating to operating activities | Geely Auto
Related party balances and transactions
Amounts due to related parties				1,908
Transactions relating to operating activities | Affiliates of Geely Auto
Related party balances and transactions
Amounts due to related parties				217,232		1,914,689
Transactions relating to operating activities | Affiliates of Geely Holding
Related party balances and transactions
Amounts due to related parties				23,578		331,400
Transactions relating to operating activities | Subsidiaries of Geely Auto
Related party balances and transactions
Amounts due to related parties				1,059,107		400,079
Transactions relating to operating activities | Equity Investees of the Group
Related party balances and transactions
Amounts due to related parties				108,812		54,362
Transactions relating to operating activities | Entity controlled by ultimate shareholders
Related party balances and transactions
Amounts due to related parties				85,617		51,965
Transactions relating to operating activities | Affiliates of entity controlled by ultimate shareholders
Related party balances and transactions
Amounts due to related parties				15,198		11,460
Transactions relating to financing activities | Subsidiaries of Geely Holding
Related party balances and transactions
Amounts due to related parties						1,100,000
Acquisition of long-term investments and purchases of property and equipment | Related party
Related party balances and transactions
Amounts due to related parties				44,227		18,324
Acquisition of long-term investments and purchases of property and equipment | Subsidiaries of Geely Holding
Related party balances and transactions
Amounts due to related parties				27,320		17,296
Acquisition of long-term investments and purchases of property and equipment | Subsidiaries of Geely Auto
Related party balances and transactions
Amounts due to related parties				16,907		¥ 1,028
Ten year loan, one | Subsidiaries of Geely Holding
Related party balances and transactions
Term of loan	10 years
Amount of debt	¥ 1,600,000
Repayment of loan		¥ 100,000	¥ 400,000
Ten year loan, two | Subsidiaries of Geely Holding
Related party balances and transactions
Annual interest rate (as a percent)	4.50%
Term of loan	10 years
Repayment of loan				1,100,000
Outstanding balance				¥ 0